PREPAID EXPENSE - Movement of incremental costs in obtaining contracts with customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Beginning balance	R$ 766,730	R$ 480,909
Additions	1,165,051	703,243
Write-offs (amortizations)	(578,671)	(417,422)
Business combination - Garliava (Nota 2.d)	80,783
Ending balance	R$ 1,433,893	R$ 766,730